Income Taxes - Income Tax Domestic and Foreign (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Income Tax Disclosure [Abstract]
U.S.	$ 3,274	$ 2,286	$ 898
Puerto Rico	(113)	41	80
Income before income taxes	$ 3,161	$ 2,327	$ 978